SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2021
Cash Flow Statement [Abstract]
Supplemental Cash Flow Information	SUPPLEMENTAL CASH FLOW INFORMATION

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
Interest paid	$76	$84	$127	$95
Income taxes paid	$34	$100	$145	$100
Amounts paid and received for interest were reflected as operating cash flows in the Consolidated Statements of Cash Flows. Interest paid is net of debt related hedges.
Amounts paid for income taxes were reflected as either operating cash flows or investing cash flows in the Consolidated Statements of Cash Flows depending upon the nature of the underlying transaction.
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
Accounts receivable	$(16)	$(11)	$(56)	$(42)
Accounts payable and other	32	16	(5)	(14)
Changes in non-cash working capital, net	$16	$5	$(61)	$(56)